Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Basic:
Profit attributable to shareholders of the Company	¥ 200,052	¥ 541,932	¥ 759,998
Weighted average number of common stock in issue (in thousands of shares)	1,375,118	1,397,599	1,410,442
Basic earnings per share	¥ 145.48	¥ 387.76	¥ 538.84
Diluted:
Profit attributable to the common shareholders of the Company	¥ 200,052	¥ 541,932	¥ 759,998
Impact of dilutive potential ordinary shares issued by subsidiaries	(3)	(19)	(10)
Net profit used to determine diluted earnings per share	¥ 200,049	¥ 541,913	¥ 759,988
Weighted average number of common stock in issue (in thousands of shares)	1,375,118	1,397,599	1,410,442
Adjustments for stock options (in thousands of shares)	802	924	1,052
Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,375,920	1,398,523	1,411,494
Diluted earnings per share	¥ 145.39	¥ 387.49	¥ 538.43